Personnel Costs - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other wages and salaries	€ 10,916
Employee gift expenses	1,500
Share based payments related to long-term incentives granted	16,290
Severance Indemnities	8,996	€ 12,308	€ 9,778
other equity incentives to key management	3,536
Other long-term benefits	8,702	0	0
Supply Chain Activities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities	7,828	1,599	6,935
Headquarter Functions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities	1,168	5,371	2,827
Woman Division Business [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities	0	3,407	16
Provision for Severance Indemnities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance Indemnities	0	€ 1,931	€ 0
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted value under share based arrangement	5,380
Zegna NonExecutive Directors [Member] | Private Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Class of warrants or rights issued during the period ,value	€ 1,236
Class of warrants or rights issued during the period ,Shares	800,000
Zegna Directors [Member] | Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted value under share based arrangement	€ 5,380
2022 [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted	6,138
2023 [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted	6,138
2024 [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted	6,138
LTI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted	€ 6,138